SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 16,924	$ 13,276	$ 32,132	$ 25,907
FFO from equity accounted investments	624	625	1,219	1,246
Interest expense	(1,833)	(1,066)	(3,449)	(2,103)
Current income taxes	(232)	(136)	(419)	(363)
Funds from operations	1,108	790	2,159	1,960
Equity	103,129	79,170	103,129	79,170	$ 98,564	$ 97,150	$ 81,315
Equity accounted investments	35,418		35,418			33,647
Additions to non-current assets1	20,243	8,415	26,012	12,355
Asset management
Disclosure of operating segments [line items]
Revenue	61	18	107	81
Funds from operations	400	241	723	604
Equity accounted investments	0		0			0
Real Estate
Disclosure of operating segments [line items]
Revenue	2,560	1,794	5,150	3,670
FFO from equity accounted investments	241	218	515	446
Current income taxes	45	1	61	7
Funds from operations	316	206	566	645
Equity accounted investments	23,203		23,203			22,949
Additions to non-current assets1	1,925	2,951	3,655	6,024
Renewable Power
Disclosure of operating segments [line items]
Revenue	1,028	898	2,060	1,837
FFO from equity accounted investments	11	8	23	20
Current income taxes	15	9	41	16
Funds from operations	69	66	223	166
Equity accounted investments	701		701			685
Additions to non-current assets1	199	3,214	266	3,484
Infrastructure
Disclosure of operating segments [line items]
Revenue	1,806	1,144	3,537	2,257
FFO from equity accounted investments	271	193	502	432
Current income taxes	64	47	129	219
Funds from operations	62	86	256	427
Equity accounted investments	8,269		8,269			7,636
Additions to non-current assets1	594	1,514	4,314	1,756
Private Equity
Disclosure of operating segments [line items]
Revenue	10,738	8,678	19,882	16,793
FFO from equity accounted investments	85	201	152	341
Current income taxes	94	52	124	80
Funds from operations	326	282	501	336
Equity accounted investments	2,745		2,745			1,943
Additions to non-current assets1	17,505	679	17,734	803
Residential Development
Disclosure of operating segments [line items]
Revenue	594	686		1,145
FFO from equity accounted investments	13	2	17	7
Current income taxes	2	9	5	13
Funds from operations	18	14	(4)	(19)
Equity accounted investments	426		426			395
Additions to non-current assets1	13	33	30	109
Corporate Activities
Disclosure of operating segments [line items]
Revenue	137	58	363	124
FFO from equity accounted investments	3	3	10	0
Current income taxes	12	18	59	28
Funds from operations	(83)	(105)	(106)	(199)
Equity accounted investments	74		74			39
Additions to non-current assets1	7	24	13	179
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	654	489	1,235	1,032
Interest expense	(11)	(7)	27	(13)
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	500	400	1,000	800
Elimination of intersegment amounts | Real Estate
Disclosure of operating segments [line items]
Revenue	9	9	20	18
Elimination of intersegment amounts | Renewable Power
Disclosure of operating segments [line items]
Revenue	4	3	15	6
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	0	0	0	3
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	107	126	201	231
Elimination of intersegment amounts | Residential Development
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	(15)	(11)	(23)	(24)
Operating segments
Disclosure of operating segments [line items]
Revenue	17,578	13,765	33,367	26,939
Interest expense	(1,844)	(1,073)	(3,476)	(2,116)
Operating segments | Asset management
Disclosure of operating segments [line items]
Revenue	610	380	1,129	879
Operating segments | Real Estate
Disclosure of operating segments [line items]
Revenue	2,569	1,803	5,170	3,688
Interest expense	884	544	1,764	1,074
Operating segments | Renewable Power
Disclosure of operating segments [line items]
Revenue	1,032	901	2,075	1,843
Interest expense	240	218	466	447
Operating segments | Infrastructure
Disclosure of operating segments [line items]
Revenue	1,806	1,144	3,537	2,260
Interest expense	250	133	469	255
Operating segments | Private Equity
Disclosure of operating segments [line items]
Revenue	10,845	8,804	20,083	17,024
Interest expense	372	84	579	151
Operating segments | Residential Development
Disclosure of operating segments [line items]
Revenue	594	686	1,033	1,145
Interest expense	12	14	25	31
Operating segments | Corporate Activities
Disclosure of operating segments [line items]
Revenue	122	47	340	100
Interest expense	86	80	173	158
Common equity | Common shares
Disclosure of operating segments [line items]
Equity	26,659	$ 24,381	26,659	$ 24,381	$ 26,394	25,647	$ 24,456
Common equity | Common shares | Asset management
Disclosure of operating segments [line items]
Equity	328		328			328
Common equity | Common shares | Real Estate
Disclosure of operating segments [line items]
Equity	17,453		17,453			17,423
Common equity | Common shares | Renewable Power
Disclosure of operating segments [line items]
Equity	5,072		5,072			5,302
Common equity | Common shares | Infrastructure
Disclosure of operating segments [line items]
Equity	2,678		2,678			2,887
Common equity | Common shares | Private Equity
Disclosure of operating segments [line items]
Equity	4,743		4,743			4,279
Common equity | Common shares | Residential Development
Disclosure of operating segments [line items]
Equity	2,695		2,695			2,606
Common equity | Common shares | Corporate Activities
Disclosure of operating segments [line items]
Equity	$ (6,310)		$ (6,310)			$ (7,178)